UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22148

PowerShares Actively Managed Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

3500 Lacey Road
Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)

Daniel E. Draper
President
3500 Lacey Road
Downers Grove, IL 60515
(Name and address of agent for service)

Registrant’s telephone number, including area code:    800-983-0903

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of January 31, 2016 is set forth below.

Schedule of Investments(a)

PowerShares Active U.S. Real Estate Fund (PSR)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 100.0%
	Diversified - 1.5%
6,102	American Assets Trust, Inc.	$228,154
33,520	Cousins Properties, Inc.	288,942
3,190	PS Business Parks, Inc.	276,190
		793,286
	Health Care - 10.8%
32,061	Care Capital Properties, Inc.	959,906
44,650	HCP, Inc.	1,604,721
29,621	Healthcare Realty Trust, Inc.	860,194
26,184	Ventas, Inc.	1,448,499
12,334	Welltower, Inc.	767,422
		5,640,742
	Hotel & Resort - 4.7%
9,693	Apple Hospitality REIT, Inc.	177,285
5,235	Chesapeake Lodging Trust	131,503
13,048	DiamondRock Hospitality Co.	108,298
70,570	Host Hotels & Resorts, Inc.	977,395
7,062	LaSalle Hotel Properties	156,494
7,087	Pebblebrook Hotel Trust	173,065
8,574	RLJ Lodging Trust	156,818
3,065	Ryman Hospitality Properties, Inc.	143,902
34,098	Sunstone Hotel Investors, Inc.	405,084
		2,429,844
	Industrial - 4.0%
5,103	EastGroup Properties, Inc.	272,449
46,305	Prologis, Inc.	1,827,658
		2,100,107
	Office - 14.5%
11,423	Alexandria Real Estate Equities, Inc.	904,473
9,106	Boston Properties, Inc.	1,058,208
12,400	Douglas Emmett, Inc.	366,792
11,884	Highwoods Properties, Inc.	502,574
32,588	Hudson Pacific Properties, Inc.	828,061
14,567	Kilroy Realty Corp.	813,858
22,988	Piedmont Office Realty Trust, Inc., Class A	425,508
15,732	SL Green Realty Corp.	1,519,869
12,771	Vornado Realty Trust	1,129,723
		7,549,066
	Residential - 14.2%
23,761	American Homes 4 Rent, Class A	356,178
24,689	Apartment Investment & Management Co., Class A	966,574
23,563	AvalonBay Communities, Inc.	4,040,819
16,109	Camden Property Trust	1,229,117
10,571	Equity Residential	814,918
		7,407,606
	Retail - 23.8%
84,455	Brixmor Property Group, Inc.	2,248,192
9,206	Federal Realty Investment Trust	1,388,541
28,135	National Retail Properties, Inc.	1,208,117
22,981	Retail Opportunity Investments Corp.	424,919
27,509	Simon Property Group, Inc.	5,124,376
10,618	Taubman Centers, Inc.	754,303
37,197	Weingarten Realty Investors	1,297,803
		12,446,251
	Specialized - 26.5%
27,346	American Tower Corp.	2,579,822
15,943	Crown Castle International Corp.	1,374,286
27,560	CyrusOne, Inc.	1,015,586
6,396	Equinix, Inc.	1,986,406
3,097	InfraREIT, Inc.	59,865

12,909	Lamar Advertising Co., Class A	$724,324
13,362	Public Storage	3,388,069
17,983	QTS Realty Trust, Inc., Class A	830,815
9,151	Rayonier, Inc.	192,994
65,415	Weyerhaeuser Co.	1,675,278
		13,827,445
	Total Real Estate Investment Trusts (Cost $50,469,567)	52,194,347
	Money Market Fund - 0.1%
64,582	Invesco Premier Portfolio - Institutional Class, 0.34%(b) (Cost $64,582)	64,582
	Total Investments (Cost $50,534,149)(c) - 100.1%	52,258,929
	Other assets less liabilities - (0.1)%	(26,162)
	Net Assets - 100.0%	$52,232,767

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(c)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $51,095,183. The net unrealized appreciation was $1,163,746, which consisted of aggregate gross unrealized appreciation of $3,326,282 and aggregate gross unrealized depreciation of $2,162,536.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares China A-Share Portfolio (CHNA)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Money Market Funds(a) - 29.2%
208,487	Invesco Premier Portfolio - Institutional Class, 0.34%	$208,487
208,487	Invesco Premier Tax - Exempt Portfolio - Institutional Class, 0.01%	208,487
558,487	Invesco Short - Term Investment Trust - Government & Agency Portfolio - Institutional Class, 0.20%	558,487
208,487	Invesco Short - Term Investment Trust - STIC Prime Portfolio - Institutional Class, 0.33%	208,487
208,487	Invesco Short - Term Investment Trust - Treasury Portfolio, 0.18%	208,487
	Total Investments (Cost $1,392,435)(b) - 29.2%	1,392,435
	Other assets less liabilities - 70.8%	3,375,136
	Net Assets-100.0%	$4,767,571

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(b)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments is the same for tax and financial reporting purposes.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Multi-Strategy Alternative Portfolio (LALT)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 46.8%
	Consumer Discretionary - 10.4%
804	Advance Auto Parts, Inc.	$122,248
830	AutoNation, Inc.(b)	35,898
1,212	Darden Restaurants, Inc.	76,429
1,850	Discovery Communications, Inc., Class A(b)	51,042
1,191	GameStop Corp., Class A	31,216
1,863	Gap, Inc. (The)	46,053
2,845	Goodyear Tire & Rubber Co. (The)	80,826
1,081	Harley-Davidson, Inc.	43,240
4,298	Interpublic Group of Cos., Inc. (The)	96,447
1,325	Macy’s, Inc.	53,543
688	Mohawk Industries, Inc.(b)	114,490
4,146	News Corp., Class A	53,774
2,827	PulteGroup, Inc.	47,381
948	PVH Corp.	69,564
441	Ralph Lauren Corp., Class A	49,613
854	Signet Jewelers Ltd.	99,064
5,049	Staples, Inc.	45,037
2,427	TEGNA, Inc.	58,272
1,169	TripAdvisor, Inc., Class A(b)	78,042
4,543	Twenty-First Century Fox, Inc., Class B	123,115
		1,375,294
	Consumer Staples - 3.3%
1,259	JM Smucker Co. (The)	161,555
5,567	Sysco Corp.	221,622
749	Wal-Mart Stores, Inc.	49,704
		432,881
	Energy - 5.4%
546	Chevron Corp.	47,213
2,547	Ensco PLC, Class A	24,910
1,696	EQT Corp.	104,711
626	Exxon Mobil Corp.	48,734
4,158	FMC Technologies, Inc.(b)	104,574
914	Helmerich & Payne, Inc.	46,431
967	Marathon Petroleum Corp.	40,411
2,367	Murphy Oil Corp.	46,417
1,519	National Oilwell Varco, Inc.	49,428
1,762	Newfield Exploration Co.(b)	51,221
714	Occidental Petroleum Corp.	49,145
704	Schlumberger Ltd.	50,878
688	Valero Energy Corp.	46,694
		710,767
	Financials - 3.2%
3,155	CBRE Group, Inc., Class A(b)	88,245
3,086	E*TRADE Financial Corp.(b)	72,706
615	Equinix, Inc. REIT	191,001
1,163	Legg Mason, Inc.	35,611
3,965	Navient Corp.	37,905
		425,468
	Health Care - 2.3%
1,813	DaVita HealthCare Partners, Inc.(b)	121,689
1,415	DENTSPLY International, Inc.	83,329
921	Merck & Co., Inc.	46,667
607	Varian Medical Systems, Inc.(b)	46,818
		298,503
	Industrials - 5.1%
1,018	Allegion PLC	61,650
537	Cummins, Inc.	48,271
944	Eaton Corp. PLC	47,681
1,042	Emerson Electric Co.	47,911

1,047	Fluor Corp.	$47,000
1,268	Kansas City Southern	89,876
595	Norfolk Southern Corp.	41,947
1,009	PACCAR, Inc.	49,512
515	Parker-Hannifin Corp.	50,037
2,913	Pentair PLC (United Kingdom)	137,261
626	Union Pacific Corp.	45,072
		666,218
	Information Technology - 11.5%
1,756	CA, Inc.	50,450
1,863	Cisco Systems, Inc.	44,321
1,707	Citrix Systems, Inc.(b)	120,275
2,736	Corning, Inc.	50,917
1,803	eBay, Inc.(b)	42,298
3,285	Electronic Arts, Inc.(b)	212,030
1,919	EMC Corp.	47,534
4,182	HP, Inc.	40,607
1,447	Intel Corp.	44,886
3,304	Micron Technology, Inc.(b)	36,443
1,696	Motorola Solutions, Inc.	113,242
1,928	NetApp, Inc.	42,281
11,940	PayPal Holdings, Inc.(b)	431,512
996	QUALCOMM, Inc.	45,159
1,348	Seagate Technology PLC	39,159
2,284	Symantec Corp.	45,315
1,014	VeriSign, Inc.(b)	76,658
814	Western Digital Corp.	39,056
		1,522,143
	Materials - 3.9%
1,476	Ball Corp.	98,641
1,328	CF Industries Holdings, Inc.	39,840
1,431	FMC Corp.	51,115
717	Martin Marietta Materials, Inc.	90,041
1,730	Mosaic Co. (The)	41,693
1,225	Nucor Corp.	47,861
1,714	Owens-Illinois, Inc.(b)	22,179
2,162	Sealed Air Corp.	87,626
1,076	WestRock Co.	37,961
		516,957
	Telecommunication Services - 0.7%
1,959	CenturyLink, Inc.	49,798
10,005	Frontier Communications Corp.	45,523
		95,321
	Utilities - 1.0%
5,123	AES Corp. (The)	48,669
8,210	NRG Energy, Inc.	87,354
		136,023
	Total Common Stocks and Other Equity Interests (Cost $6,998,509)	6,179,575
	Money Market Funds(c) - 44.3%
1,170,740	Invesco Premier Portfolio - Institutional Class, 0.34%	1,170,740
1,170,740	Invesco Premier Tax-Exempt Portfolio - Institutional Class, 0.01%	1,170,740
1,170,740	Invesco Short - Term Investment Trust - Government & Agency Portfolio - Institutional Class, 0.20%	1,170,740
1,170,740	Invesco Short - Term Investment Trust - STIC Prime Portfolio - Institutional Class, 0.33%	1,170,740
1,170,740	Invesco Short - Term Investment Trust - Treasury Portfolio - Institutional Class, 0.18%	1,170,740
	Total Money Market Funds (Cost 5,853,700)	5,853,700
	Total Investments (Cost $12,852,209)(d) - 91.1%	12,033,275
	Other assets less liabilities - 8.9%	1,172,728
	Net Assets - 100.0%	$13,206,003

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(d)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $12,906,450. The net unrealized depreciation was $873,175, which consisted of aggregate gross unrealized appreciation of $125,077 and aggregate gross unrealized depreciation of $998,252.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

January 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 72.3%
	Consumer Discretionary - 9.3%
1,079	Advance Auto Parts, Inc.	$164,062
5,667	Amazon.com, Inc.(b)	3,326,529
1,126	AutoNation, Inc.(b)	48,699
450	AutoZone, Inc.(b)	345,325
2,459	Bed Bath & Beyond, Inc.(b)	106,155
4,393	Best Buy Co., Inc.	122,696
3,304	BorgWarner, Inc.	97,005
3,281	Cablevision Systems Corp., Class A	104,697
2,986	CarMax, Inc.(b)	131,921
6,783	Carnival Corp.	326,466
6,393	CBS Corp., Class B	303,667
460	Chipotle Mexican Grill, Inc.(b)	208,366
4,090	Coach, Inc.	151,535
35,987	Comcast Corp., Class A	2,004,836
4,837	D.R. Horton, Inc.	133,066
1,700	Darden Restaurants, Inc.	107,202
4,128	Delphi Automotive PLC (United Kingdom)	268,072
2,204	Discovery Communications, Inc., Class A(b)	60,808
3,802	Discovery Communications, Inc., Class C(b)	103,452
4,288	Dollar General Corp.	321,857
3,460	Dollar Tree, Inc.(b)	281,367
1,734	Expedia, Inc., Class A	175,203
57,446	Ford Motor Co.	685,905
1,553	GameStop Corp., Class A	40,704
3,376	Gap, Inc. (The)	83,455
1,739	Garmin Ltd.	61,178
20,872	General Motors Co.	618,646
2,222	Genuine Parts Co.	191,470
3,963	Goodyear Tire & Rubber Co. (The)	112,589
3,476	H&R Block, Inc.	118,358
5,775	Hanesbrands, Inc.	176,542
2,828	Harley-Davidson, Inc.	113,120
1,048	Harman International Industries, Inc.	77,961
1,654	Hasbro, Inc.	122,859
18,687	Home Depot, Inc. (The)	2,350,077
5,989	Interpublic Group of Cos., Inc. (The)	134,393
9,547	Johnson Controls, Inc.	342,451
2,798	Kohl’s Corp.	139,201
3,754	L Brands, Inc.	360,947
2,005	Leggett & Platt, Inc.	83,228
2,639	Lennar Corp., Class A	111,234
13,486	Lowe’s Cos., Inc.	966,407
4,633	Macy’s, Inc.	187,220
2,842	Marriott International, Inc., Class A	174,158
5,002	Mattel, Inc.	138,005
13,532	McDonald’s Corp.	1,674,991
2,712	Michael Kors Holdings Ltd.(b)	108,209
937	Mohawk Industries, Inc.(b)	155,926
6,299	Netflix, Inc.(b)	578,500
3,937	Newell Rubbermaid, Inc.	152,677
5,622	News Corp., Class A	72,917
1,589	News Corp., Class B	21,213
19,889	NIKE, Inc., Class B	1,233,317
2,005	Nordstrom, Inc.	98,446
3,571	Omnicom Group, Inc.	261,933
1,454	O’Reilly Automotive, Inc.(b)	379,349
734	Priceline Group, Inc. (The)(b)	781,688

4,682	PulteGroup, Inc.	$78,470
1,216	PVH Corp.	89,230
867	Ralph Lauren Corp., Class A	97,538
5,970	Ross Stores, Inc.	335,872
2,528	Royal Caribbean Cruises Ltd.	207,195
1,396	Scripps Networks Interactive, Inc., Class A	85,114
1,173	Signet Jewelers Ltd.	136,068
9,485	Staples, Inc.	84,606
21,883	Starbucks Corp.	1,329,830
2,486	Starwood Hotels & Resorts Worldwide, Inc.	154,729
9,080	Target Corp.	657,574
3,268	TEGNA, Inc.	78,465
1,645	Tiffany & Co.	105,017
4,173	Time Warner Cable, Inc.	759,528
11,784	Time Warner, Inc.	830,065
9,867	TJX Cos., Inc. (The)	702,925
1,980	Tractor Supply Co.	174,854
1,666	TripAdvisor, Inc., Class A(b)	111,222
17,255	Twenty-First Century Fox, Inc., Class A	465,367
6,354	Twenty-First Century Fox, Inc., Class B	172,193
2,654	Under Armour, Inc., Class A(b)	226,731
1,279	Urban Outfitters, Inc.(b)	29,264
5,026	VF Corp.	314,628
5,117	Viacom, Inc., Class B	233,540
22,415	Walt Disney Co. (The)	2,147,805
1,152	Whirlpool Corp.	154,817
1,712	Wyndham Worldwide Corp.	111,109
1,198	Wynn Resorts Ltd.	80,673
6,355	Yum! Brands, Inc.	459,911
		32,216,600
	Consumer Staples - 7.7%
28,898	Altria Group, Inc.	1,765,957
8,794	Archer-Daniels-Midland Co.	310,868
1,497	Brown-Forman Corp., Class B	146,466
2,647	Campbell Soup Co.	149,317
1,933	Church & Dwight Co., Inc.	162,372
1,903	Clorox Co. (The)	245,582
57,685	Coca-Cola Co. (The)	2,475,840
3,078	Coca-Cola Enterprises, Inc.	142,881
13,220	Colgate-Palmolive Co.	892,747
6,379	ConAgra Foods, Inc.	265,622
2,553	Constellation Brands, Inc., Class A	389,281
6,447	Costco Wholesale Corp.	974,271
16,320	CVS Health Corp.	1,576,349
2,785	Dr Pepper Snapple Group, Inc.	261,344
3,281	Estee Lauder Cos., Inc. (The), Class A	279,705
8,809	General Mills, Inc.	497,797
2,118	Hershey Co. (The)	186,617
1,988	Hormel Foods Corp.	159,855
1,763	JM Smucker Co. (The)	226,228
3,761	Kellogg Co.	276,208
1,712	Keurig Green Mountain, Inc.	152,796
5,349	Kimberly-Clark Corp.	686,919
8,763	Kraft Heinz Co. (The)	684,040
14,348	Kroger Co. (The)	556,846
1,714	McCormick & Co., Inc.	150,781
2,906	Mead Johnson Nutrition Co.	210,656
2,676	Molson Coors Brewing Co., Class B	242,124
23,421	Mondelez International, Inc., Class A	1,009,445
2,211	Monster Beverage Corp.(b)	298,551
21,471	PepsiCo, Inc.	2,132,070
22,835	Philip Morris International, Inc.	2,055,378
40,096	Procter & Gamble Co. (The)	3,275,442
12,216	Reynolds American, Inc.	610,189
7,738	Sysco Corp.	308,050
4,357	Tyson Foods, Inc., Class A	232,490
12,837	Walgreens Boots Alliance, Inc.	1,023,366
23,123	Wal-Mart Stores, Inc.	1,534,442
5,030	Whole Foods Market, Inc.	147,429
		26,696,321

Schedule of Investments(a)

	Energy - 4.8%
7,490	Anadarko Petroleum Corp.	$292,784
5,571	Apache Corp.	236,990
6,428	Baker Hughes, Inc.	279,682
6,099	Cabot Oil & Gas Corp.	126,554
2,817	Cameron International Corp.(b)	184,964
7,627	Chesapeake Energy Corp.	25,856
27,738	Chevron Corp.	2,398,505
1,394	Cimarex Energy Co.	129,642
5,735	Columbia Pipeline Group, Inc.	106,384
18,195	ConocoPhillips	711,061
3,376	CONSOL Energy, Inc.	26,805
5,695	Devon Energy Corp.	158,890
950	Diamond Offshore Drilling, Inc.	17,661
3,471	Ensco PLC, Class A	33,946
8,102	EOG Resources, Inc.	575,404
2,248	EQT Corp.	138,792
61,355	Exxon Mobil Corp.	4,776,487
3,361	FMC Technologies, Inc.(b)	84,529
12,611	Halliburton Co.	400,904
1,589	Helmerich & Payne, Inc.	80,721
3,542	Hess Corp.	150,535
26,968	Kinder Morgan, Inc.	443,624
9,980	Marathon Oil Corp.	97,105
7,855	Marathon Petroleum Corp.	328,260
2,384	Murphy Oil Corp.	46,750
5,537	National Oilwell Varco, Inc.	180,174
2,383	Newfield Exploration Co.(b)	69,274
6,273	Noble Energy, Inc.	203,057
11,257	Occidental Petroleum Corp.	774,819
3,086	ONEOK, Inc.	76,872
6,997	Phillips 66	560,810
2,379	Pioneer Natural Resources Co.	294,877
2,496	Range Resources Corp.	73,782
18,586	Schlumberger Ltd.	1,343,210
5,667	Southwestern Energy Co.(b)	50,380
9,895	Spectra Energy Corp.	271,618
1,774	Tesoro Corp.	154,782
5,039	Transocean Ltd.	52,506
7,095	Valero Energy Corp.	481,538
10,057	Williams Cos., Inc. (The)	194,100
		16,634,634
	Financials - 11.6%
796	Affiliated Managers Group, Inc.(b)	106,815
6,289	Aflac, Inc.	364,510
5,709	Allstate Corp. (The)	345,965
12,329	American Express Co.	659,602
18,232	American International Group, Inc.	1,029,743
6,274	American Tower Corp. REIT	591,889
2,567	Ameriprise Financial, Inc.	232,699
4,038	Aon PLC	354,658
2,226	Apartment Investment & Management Co., Class A REIT	87,148
970	Assurant, Inc.	78,871
2,023	AvalonBay Communities, Inc. REIT	346,924
153,460	Bank of America Corp.	2,169,924
16,108	Bank of New York Mellon Corp. (The)	583,432
11,499	BB&T Corp.	375,557
27,612	Berkshire Hathaway, Inc., Class B(b)	3,583,209
1,862	BlackRock, Inc.	585,152
2,226	Boston Properties, Inc. REIT	258,683
7,842	Capital One Financial Corp.	514,592
4,286	CBRE Group, Inc., Class A(b)	119,879
17,656	Charles Schwab Corp. (The)	450,758
6,791	Chubb Ltd.	767,858
2,173	Cincinnati Financial Corp.	125,230
43,904	Citigroup, Inc.	1,869,432
7,721	Citizens Financial Group, Inc.	164,071
4,985	CME Group, Inc., Class A	447,902
2,605	Comerica, Inc.	89,352
4,959	Crown Castle International Corp. REIT	427,466
6,300	Discover Financial Services	288,477

4,317	E*TRADE Financial Corp.(b)	$101,709
1,011	Equinix, Inc. REIT	313,986
5,362	Equity Residential REIT	413,357
1,011	Essex Property Trust, Inc. REIT	215,454
1,822	Extra Space Storage, Inc. REIT	165,237
1,016	Federal Realty Investment Trust REIT	153,243
11,708	Fifth Third Bancorp	184,986
5,584	Franklin Resources, Inc.	193,541
8,602	General Growth Properties, Inc. REIT	241,200
5,845	Goldman Sachs Group, Inc. (The)	944,318
6,037	Hartford Financial Services Group, Inc. (The)	242,567
6,882	HCP, Inc. REIT	247,339
11,030	Host Hotels & Resorts, Inc. REIT	152,766
11,741	Huntington Bancshares, Inc.	100,738
1,750	Intercontinental Exchange, Inc.	461,650
6,765	Invesco Ltd.(c)	202,476
2,731	Iron Mountain, Inc. REIT	75,212
54,252	JPMorgan Chase & Co.	3,227,994
12,311	KeyCorp	137,391
5,971	Kimco Realty Corp. REIT	162,352
1,587	Legg Mason, Inc.	48,594
4,912	Leucadia National Corp.	81,343
3,647	Lincoln National Corp.	143,911
4,125	Loews Corp.	152,666
2,359	M&T Bank Corp.	259,915
1,923	Macerich Co. (The) REIT	149,936
7,688	Marsh & McLennan Cos., Inc.	410,001
3,985	McGraw Hill Financial, Inc.	338,805
16,382	MetLife, Inc.	731,456
2,536	Moody’s Corp.	226,059
22,258	Morgan Stanley	576,037
1,695	Nasdaq, Inc.	105,090
5,338	Navient Corp.	51,031
3,203	Northern Trust Corp.	198,842
4,573	People’s United Financial, Inc.	65,714
2,529	Plum Creek Timber Co., Inc. REIT	102,450
7,484	PNC Financial Services Group, Inc. (The)	648,489
4,014	Principal Financial Group, Inc.	152,532
8,615	Progressive Corp. (The)	269,219
7,690	Prologis, Inc. REIT	303,524
6,616	Prudential Financial, Inc.	463,649
2,226	Public Storage REIT	564,425
3,643	Realty Income Corp. REIT	203,243
19,240	Regions Financial Corp.	156,229
4,554	Simon Property Group, Inc. REIT	848,319
1,417	SL Green Realty Corp. REIT	136,896
5,946	State Street Corp.	331,371
7,510	SunTrust Banks, Inc.	274,716
12,288	Synchrony Financial(b)	349,225
3,700	T. Rowe Price Group, Inc.	262,515
1,690	Torchmark Corp.	91,835
4,484	Travelers Cos., Inc. (The)	479,967
24,233	U.S. Bancorp	970,774
3,588	Unum Group	102,760
4,959	Ventas, Inc. REIT	274,332
2,631	Vornado Realty Trust REIT	232,738
68,504	Wells Fargo & Co.	3,440,956
5,160	Welltower, Inc. REIT	321,055
7,488	Weyerhaeuser Co. REIT	191,768
2,025	Willis Towers Watson PLC	231,802
4,387	XL Group PLC	159,073
3,010	Zions Bancorporation	68,267
		40,128,843
	Health Care - 10.7%
21,985	Abbott Laboratories	832,132
24,094	AbbVie, Inc.	1,322,761
5,139	Aetna, Inc.	523,356
4,884	Agilent Technologies, Inc.	183,883
3,321	Alexion Pharmaceuticals, Inc.(b)	484,633
5,808	Allergan PLC(b)	1,651,969
2,880	AmerisourceBergen Corp.	257,933

Schedule of Investments(a)

11,117	Amgen, Inc.	$1,697,899
3,847	Anthem, Inc.	501,995
8,600	Baxalta, Inc.	344,086
8,061	Baxter International, Inc.	295,033
3,106	Becton, Dickinson and Co.	451,519
3,286	Biogen, Inc.(b)	897,275
19,824	Boston Scientific Corp.(b)	347,515
24,588	Bristol-Myers Squibb Co.	1,528,390
1,090	C.R. Bard, Inc.	199,764
4,848	Cardinal Health, Inc.	394,482
11,579	Celgene Corp.(b)	1,161,605
4,487	Cerner Corp.(b)	260,291
3,797	Cigna Corp.	507,279
2,455	DaVita HealthCare Partners, Inc.(b)	164,780
2,062	DENTSPLY International, Inc.	121,431
3,179	Edwards Lifesciences Corp.(b)	248,630
14,386	Eli Lilly & Co.	1,137,933
3,069	Endo International PLC(b)	170,237
9,965	Express Scripts Holding Co.(b)	716,184
21,240	Gilead Sciences, Inc.	1,762,920
4,626	HCA Holdings, Inc.(b)	321,877
1,222	Henry Schein, Inc.(b)	185,060
2,185	Humana, Inc.	355,696
2,157	Illumina, Inc.(b)	340,698
551	Intuitive Surgical, Inc.(b)	298,008
40,779	Johnson & Johnson	4,258,959
1,491	Laboratory Corp. of America Holdings(b)	167,514
1,709	Mallinckrodt PLC(b)	99,276
3,392	McKesson Corp.	546,044
20,724	Medtronic PLC	1,573,366
41,172	Merck & Co., Inc.	2,086,185
6,087	Mylan NV(b)	320,724
1,230	Patterson Cos., Inc.	52,226
1,651	PerkinElmer, Inc.	79,776
2,157	Perrigo Co. PLC	311,859
90,976	Pfizer, Inc.	2,773,858
2,113	Quest Diagnostics, Inc.	138,761
1,145	Regeneron Pharmaceuticals, Inc.(b)	481,003
4,165	St. Jude Medical, Inc.	220,162
4,654	Stryker Corp.	461,444
1,468	Tenet Healthcare Corp.(b)	39,812
5,881	Thermo Fisher Scientific, Inc.	776,645
14,046	UnitedHealth Group, Inc.	1,617,537
1,345	Universal Health Services, Inc., Class B	151,501
1,428	Varian Medical Systems, Inc.(b)	110,142
3,621	Vertex Pharmaceuticals, Inc.(b)	328,606
1,204	Waters Corp.(b)	145,937
2,522	Zimmer Biomet Holdings, Inc.	250,334
6,751	Zoetis, Inc.	290,631
		36,949,556
	Industrials - 7.1%
9,075	3M Co.	1,370,325
2,430	ADT Corp. (The)	71,879
1,413	Allegion PLC	85,571
9,290	American Airlines Group, Inc.	362,217
3,506	AMETEK, Inc.	164,957
9,283	Boeing Co. (The)	1,115,167
2,117	C.H. Robinson Worldwide, Inc.	137,118
8,582	Caterpillar, Inc.	534,144
1,287	Cintas Corp.	110,579
14,369	CSX Corp.	330,774
2,421	Cummins, Inc.	217,624
8,785	Danaher Corp.	761,220
4,595	Deere & Co.	353,861
11,591	Delta Air Lines, Inc.	513,365
2,283	Dover Corp.	133,441
533	Dun & Bradstreet Corp. (The)	52,458
6,820	Eaton Corp. PLC	344,478
9,647	Emerson Electric Co.	443,569
1,746	Equifax, Inc.	184,727
2,746	Expeditors International of Washington, Inc.	123,900

4,270	Fastenal Co.	$173,191
3,870	FedEx Corp.	514,246
1,930	Flowserve Corp.	74,575
2,088	Fluor Corp.	93,730
4,379	General Dynamics Corp.	585,779
139,095	General Electric Co.	4,047,665
11,359	Honeywell International, Inc.	1,172,249
4,822	Illinois Tool Works, Inc.	434,318
3,847	Ingersoll-Rand PLC	198,005
1,336	J.B. Hunt Transport Services, Inc.	97,127
1,805	Jacobs Engineering Group, Inc.(b)	70,810
1,610	Kansas City Southern	114,117
1,156	L-3 Communications Holdings, Inc.	135,067
3,894	Lockheed Martin Corp.	821,634
4,959	Masco Corp.	130,868
5,365	Nielsen Holdings PLC	258,378
4,399	Norfolk Southern Corp.	310,130
2,688	Northrop Grumman Corp.	497,441
5,211	PACCAR, Inc.	255,704
2,004	Parker-Hannifin Corp.	194,709
2,657	Pentair PLC (United Kingdom)	125,198
2,905	Pitney Bowes, Inc.	56,880
16	Precision Castparts Corp.	3,759
2,355	Quanta Services, Inc.(b)	44,039
4,436	Raytheon Co.	568,873
3,531	Republic Services, Inc.	154,305
1,956	Robert Half International, Inc.	85,614
1,946	Rockwell Automation, Inc.	185,979
1,938	Rockwell Collins, Inc.	156,745
1,485	Roper Technologies, Inc.	260,870
786	Ryder System, Inc.	41,792
857	Snap-on, Inc.	138,457
9,585	Southwest Airlines Co.	360,588
2,207	Stanley Black & Decker, Inc.	208,208
1,252	Stericycle, Inc.(b)	150,678
4,034	Textron, Inc.	138,043
6,230	Tyco International PLC	214,250
12,587	Union Pacific Corp.	906,264
5,494	United Continental Holdings, Inc.(b)	265,250
10,261	United Parcel Service, Inc., Class B	956,325
1,369	United Rentals, Inc.(b)	65,589
12,157	United Technologies Corp.	1,066,047
2,298	Verisk Analytics, Inc.(b)	167,754
852	W.W. Grainger, Inc.	167,580
6,119	Waste Management, Inc.	324,001
2,644	Xylem, Inc.	95,052
		24,499,257
	Information Technology - 14.9%
9,208	Accenture PLC, Class A	971,812
7,436	Activision Blizzard, Inc.	258,922
7,350	Adobe Systems, Inc.(b)	655,105
2,623	Akamai Technologies, Inc.(b)	119,661
901	Alliance Data Systems Corp.(b)	180,011
4,294	Alphabet, Inc., Class A(b)	3,269,237
4,379	Alphabet, Inc., Class C(b)	3,253,378
4,543	Amphenol Corp., Class A	225,196
4,599	Analog Devices, Inc.	247,702
82,169	Apple, Inc.	7,998,330
16,935	Applied Materials, Inc.	298,903
3,334	Autodesk, Inc.(b)	156,098
6,796	Automatic Data Processing, Inc.	564,680
5,722	Avago Technologies Ltd. (Singapore)	765,089
68	Broadcom Corp., Class A	3,718
4,591	CA, Inc.	131,899
74,811	Cisco Systems, Inc.	1,779,754
2,266	Citrix Systems, Inc.(b)	159,662
8,962	Cognizant Technology Solutions Corp., Class A(b)	567,384
17,434	Corning, Inc.	324,447
2,029	CSRA, Inc.	54,337
16,281	eBay, Inc.(b)	381,952
4,581	Electronic Arts, Inc.(b)	295,681

Schedule of Investments(a)

28,575	EMC Corp.	$707,803
1,037	F5 Networks, Inc.(b)	97,250
33,462	Facebook, Inc., Class A(b)	3,754,771
4,089	Fidelity National Information Services, Inc.	244,236
1,117	First Solar, Inc.(b)	76,693
3,368	Fiserv, Inc.(b)	318,478
2,035	FLIR Systems, Inc.	59,503
1,834	Harris Corp.	159,503
26,502	Hewlett Packard Enterprise Co.	364,668
26,623	HP, Inc.	258,509
69,549	Intel Corp.	2,157,410
13,154	International Business Machines Corp.	1,641,488
3,890	Intuit, Inc.	371,534
5,232	Juniper Networks, Inc.	123,475
2,299	KLA-Tencor Corp.	154,010
2,335	Lam Research Corp.	167,630
3,525	Linear Technology Corp.	150,623
14,594	MasterCard, Inc., Class A	1,299,304
2,993	Microchip Technology, Inc.	134,116
16,001	Micron Technology, Inc.(b)	176,491
117,724	Microsoft Corp.	6,485,415
2,368	Motorola Solutions, Inc.	158,111
4,309	NetApp, Inc.	94,496
7,533	NVIDIA Corp.	220,642
47,185	Oracle Corp.	1,713,287
4,729	Paychex, Inc.	226,330
16,385	PayPal Holdings, Inc.(b)	592,154
2,083	Qorvo, Inc.(b)	82,487
22,152	QUALCOMM, Inc.	1,004,372
2,694	Red Hat, Inc.(b)	188,715
9,199	salesforce.com, inc.(b)	626,084
2,957	SanDisk Corp.	209,060
4,406	Seagate Technology PLC	127,994
2,819	Skyworks Solutions, Inc.	194,285
9,955	Symantec Corp.	197,507
5,695	TE Connectivity Ltd. (Switzerland)	325,526
1,961	Teradata Corp.(b)	47,731
14,950	Texas Instruments, Inc.	791,303
2,495	Total System Services, Inc.	100,199
1,446	VeriSign, Inc.(b)	109,318
28,687	Visa, Inc., Class A	2,136,895
3,415	Western Digital Corp.	163,852
7,448	Western Union Co. (The)	132,872
14,025	Xerox Corp.	136,744
3,788	Xilinx, Inc.	190,423
12,804	Yahoo!, Inc.(b)	377,846
		51,714,101
	Materials - 1.9%
2,858	Air Products & Chemicals, Inc.	362,137
956	Airgas, Inc.	133,840
19,308	Alcoa, Inc.	140,755
1,344	Avery Dennison Corp.	81,836
2,008	Ball Corp.	134,195
3,435	CF Industries Holdings, Inc.	103,050
16,574	Dow Chemical Co. (The)	696,108
12,917	E.I. du Pont de Nemours & Co.	681,501
2,191	Eastman Chemical Co.	134,111
3,915	Ecolab, Inc.	422,311
1,969	FMC Corp.	70,333
17,036	Freeport-McMoRan, Inc.	78,365
1,182	International Flavors & Fragrances, Inc.	138,247
6,110	International Paper Co.	209,023
5,299	LyondellBasell Industries NV, Class A	413,163
974	Martin Marietta Materials, Inc.	122,315
6,483	Monsanto Co.	587,360
4,944	Mosaic Co. (The)	119,150
7,797	Newmont Mining Corp.	155,628
4,711	Nucor Corp.	184,059
2,371	Owens-Illinois, Inc.(b)	30,681
3,968	PPG Industries, Inc.	377,436
4,197	Praxair, Inc.	419,700

2,909	Sealed Air Corp.	$117,902
1,167	Sherwin-Williams Co. (The)	298,367
1,964	Vulcan Materials Co.	173,225
3,790	WestRock Co.	133,711
		6,518,509
	Telecommunication Services - 1.9%
90,668	AT&T, Inc.	3,269,488
8,093	CenturyLink, Inc.	205,724
17,215	Frontier Communications Corp.	78,328
4,254	Level 3 Communications, Inc.(b)	207,638
59,967	Verizon Communications, Inc.	2,996,551
		6,757,729
	Utilities - 2.4%
9,916	AES Corp. (The)	94,202
1,771	AGL Resources, Inc.	112,565
3,576	Ameren Corp.	160,634
7,233	American Electric Power Co., Inc.	440,996
6,341	CenterPoint Energy, Inc.	113,314
4,083	CMS Energy Corp.	158,747
4,322	Consolidated Edison, Inc.	299,904
8,774	Dominion Resources, Inc.	633,220
2,645	DTE Energy Co.	224,851
10,144	Duke Energy Corp.	763,843
4,802	Edison International	296,764
2,629	Entergy Corp.	185,555
4,673	Eversource Energy	251,407
13,553	Exelon Corp.	400,762
6,235	FirstEnergy Corp.	206,129
6,787	NextEra Energy, Inc.	758,176
4,695	NiSource, Inc.	98,642
4,630	NRG Energy, Inc.	49,263
3,739	Pepco Holdings, Inc.	99,756
7,229	PG&E Corp.	396,944
1,635	Pinnacle West Capital Corp.	108,417
9,901	PPL Corp.	347,129
7,457	Public Service Enterprise Group, Inc.	307,974
2,107	SCANA Corp.	132,636
3,474	Sempra Energy	329,161
13,396	Southern Co. (The)	655,332
3,466	TECO Energy, Inc.	93,998
4,652	WEC Energy Group, Inc.	256,930
7,480	Xcel Energy, Inc.	285,886
		8,263,137
	Total Common Stocks and Other Equity Interests (Cost $242,803,651)	250,378,687
	Money Market Fund - 21.9%
75,989,495	Invesco Premier Portfolio - Institutional Class, 0.34%(d) (Cost $75,989,495)	75,989,495
	Total Investments (Cost $318,793,146)(e) - 94.2%	326,368,182
	Other assets less liabilities - 5.8%	20,237,425
	Net Assets - 100.0%	$346,605,607

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the three months ended January 31, 2016.

Schedule of Investments(a)

	Value October 31, 2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2016	Dividend Income
Invesco Ltd.	$293,057	$1,676	$(70,301)	$(9,689)	$(12,267)	$202,476	$2,385

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2016.
(e)	At January 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $342,863,114. The net unrealized depreciation was $16,494,932, which consisted of aggregate gross unrealized appreciation of $9,477,295 and aggregate gross unrealized depreciation of $25,972,227.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of January 31, 2016, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The appreciation (depreciation) on futures contracts held in PowerShares China-A Share Portfolio and PowerShares S&P 500® Downside Hedged Portfolio were based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
PowerShares Multi-Strategy Alternative Portfolio
Equity Securities	$12,033,275	$-	$-	$12,033,275
Forward Foreign Currency Contracts(a)	-	11,008	-	11,008
Futures(a)	(268,457)	-	-	(268,457)

Total Investments	$11,764,818	$11,008	$-	$11,775,826

(a)	Unrealized appreciation (depreciation).

Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2016:

	Value
	PowerShares China A- Share Portfolio		PowerShares Multi- Strategy Alternative Portfolio		PowerShares S&P 500® Downside Hedged Portfolio
Risk Exposure/ Derivative Type	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Currency risk:
Forward foreign currency contracts	$-	$-	$54,825	$(43,817)	$-	$-
Equity risk:
Futures contracts(a)	-	(119,881)	24,900	(241,069)	410,332	(6,121,496)
Interest rate risk:
Futures contracts(a)	-	-	-	(52,288)	-	-

Total	$-	$(119,881)	$79,725	$(337,174)	$410,332	$(6,121,496)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Investments for the three months ended January 31, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Gain (Loss)
	PowerShares China A-Share Portfolio	PowerShares Multi- Strategy Alternative Portfolio		PowerShares S&P 500® Downside Hedged Portfolio
	Futures	Futures	Forward Foreign Currency Contracts	Futures
Realized Gain (Loss):
Currency risk	$-	$-	$15,931	$-
Equity risk	(233,246)	70,021	-	7,780,738
Interest rate risk	-	(107,119)	-	-
Change in Net Unrealized Appreciation (Depreciation):
Currency risk	-	-	(269)	-
Equity risk	(77,069)	336,003	-	(6,319,413)
Interest rate risk	-	(77,124)	-	-

Total	$(310,315)	$221,781	$15,662	$1,461,325

The table below summarizes the average notional value of futures contracts and forward foreign currency contracts outstanding during the period.

	Average Notional Value
	PowerShares China A-Share Portfolio	PowerShares Multi-Strategy Alternative Portfolio	PowerShares S&P 500® Downside Hedged Portfolio
Futures contracts	$5,247,451	$48,468,843	$76,184,872
Forward foreign currency contracts	-	$4,127,263	-

PowerShares China A-Share Portfolio

Open Futures Contracts - Equity Risk
	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized Appreciation (Depreciation)
SGX FTSE China A50 Index Futures	540	February-2016/Long	$4,765,646	$(119,881)

PowerShares Multi-Strategy Alternative Portfolio

Open Futures Contracts
	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX) Futures	12	March-2016/Short	$(255,900)	$24,900
CBOE Volatility Index (VIX) Futures	21	April-2016/Long	449,400	(36,225)
CBOE Volatility Index (VIX) Futures	22	May-2016/Long	469,150	(21,804)
S&P 500 E-Mini Futures	64	March-2016/Short	(6,176,320)	(183,040)

Subtotal - Equity Risk			$(5,513,670)	$(216,169)

Eurodollar Futures	190	December-2016/Short	(47,112,875)	(52,288)

Subtotal - Interest Rate Risk			$(47,112,875)	$(52,288)

Total Futures Contracts			$(52,626,545)	$(268,457)

PowerShares Multi-Strategy Alternative Portfolio

Open Forward Foreign Currency Contracts
		Contract to
Settlement Date	Counterparty	Deliver		Receive		Notional Value	Unrealized Appreciation (Depreciation)
2/22/2016	Morgan Stanley	AUD	338,029	USD	233,500	$238,862	$(5,362)
2/22/2016	Morgan Stanley	CAD	151,105	USD	103,400	107,376	(3,976)
2/22/2016	Morgan Stanley	CAD	150,123	USD	102,728	106,678	(3,950)
2/22/2016	Morgan Stanley	CHF	664,230	USD	662,800	648,789	14,011
2/22/2016	Morgan Stanley	CHF	10,169	USD	10,000	9,933	67
2/22/2016	Morgan Stanley	CHF	664,300	USD	662,870	648,858	14,012
2/22/2016	Morgan Stanley	EUR	726,819	USD	792,700	786,849	5,851
2/22/2016	Morgan Stanley	GBP	13,929	USD	19,700	19,758	(58)
2/22/2016	Morgan Stanley	JPY	965,388	USD	8,200	7,977	223
2/22/2016	Morgan Stanley	NOK	94,509	USD	10,600	10,826	(226)
2/22/2016	Morgan Stanley	NOK	93,524	USD	10,490	10,714	(224)
2/22/2016	Morgan Stanley	NZD	148,560	USD	96,100	95,995	105
2/22/2016	Morgan Stanley	SEK	3,187,537	USD	371,228	371,962	(734)
2/22/2016	Morgan Stanley	SEK	3,206,190	USD	373,400	374,138	(738)
2/22/2016	Morgan Stanley	USD	233,500	AUD	340,831	240,842	7,342
2/22/2016	Morgan Stanley	USD	231,580	AUD	338,029	238,862	7,282
2/22/2016	Morgan Stanley	USD	103,400	CAD	150,123	106,677	3,277
2/22/2016	Morgan Stanley	USD	662,800	CHF	664,300	648,858	(13,942)
2/22/2016	Morgan Stanley	USD	792,700	EUR	726,452	786,452	(6,248)
2/22/2016	Morgan Stanley	USD	11,600	EUR	10,686	11,568	(32)
2/22/2016	Morgan Stanley	USD	793,100	EUR	726,819	786,849	(6,251)
2/22/2016	Morgan Stanley	USD	19,745	GBP	13,929	19,758	13
2/22/2016	Morgan Stanley	USD	19,700	GBP	13,897	19,713	13
2/22/2016	Morgan Stanley	USD	8,200	JPY	953,968	7,883	(317)
2/22/2016	Morgan Stanley	USD	8,298	JPY	965,388	7,977	(321)
2/22/2016	Morgan Stanley	USD	10,600	NOK	93,524	10,713	113
2/22/2016	Morgan Stanley	USD	94,746	NZD	148,560	95,995	1,249
2/22/2016	Morgan Stanley	USD	96,100	NZD	150,683	97,367	1,267
2/22/2016	Morgan Stanley	USD	373,400	SEK	3,187,537	371,962	(1,438)

Total Forward Foreign Currency Contracts - Currency Risk							$11,008

Currency Abbreviations:

AUD - Australian Dollar

CAD - Candian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - U.S. Dollar

PowerShares S&P 500® Downside Hedged Portfolio

Open Futures Contracts
	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX) Futures	1,411	February-2016/Long	$30,512,875	$(4,626,546)
CBOE Volatility Index (VIX) Futures	1,081	March-2016/Long	23,052,325	(1,494,950)
S&P 500 E-Mini Futures	447	March-2016/Long	43,137,735	410,332

Total Futures Contracts - Equity Risk			$96,702,935	$(5,711,164)

Significant Event

At a meeting held on December 17, 2015, the Board of Trustees of the Trust approved the liquidation of PowerShares China A-Share Portfolio. The last day of trading in this Fund was March 18, 2016. Shareholders who did not sell their holdings prior to the market close on that date received cash equal to the net asset value of the shares, with payment made on March 28, 2016.

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Actively Managed Exchange-Traded Fund Trust

By (Signature and Title)	/s/ Daniel E. Draper
Daniel E. Draper
President

Date	3/22/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel E. Draper
Daniel E. Draper
President

Date	3/22/2016

By (Signature and Title)	/s/ Steven Hill
Steven Hill
Treasurer

Date	3/22/2016